PRINCIPAL ACCOUNTING POLICIES - Intangible assets, net (Details)	12 Months Ended
Dec. 31, 2020
BCA
Finite-Lived Intangible Assets [Line Items]
Useful lives of identifiable intangible assets	7 years
NCC
Finite-Lived Intangible Assets [Line Items]
Useful lives of identifiable intangible assets	7 years
Technology
Finite-Lived Intangible Assets [Line Items]
Useful lives of identifiable intangible assets	3 years 8 months 12 days
Trademark and Domain Name | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful lives of identifiable intangible assets	9 years
Trademark and Domain Name | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful lives of identifiable intangible assets	9 years 8 months 12 days